Other long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Instrument [Line Items]
Other Long-term Debt
	December 31, 2014	December 31, 2015
	US$	US$
May 2018 Senior Secured Notes due on May 3, 2018 at 13.25%	200,000,000	190,519,754
June 2019 Senior Secured Notes due on June 6, 2019 at 13%	200,000,000	200,000,000
Corporate bonds due in December 28, 2020 at 7.5%	-	152,962,917
Shandong Xinyuan collateralized debt due on November 28, 2015 at 12.3%*	33,885,787	-
Henan Wanzhuo collateralized debt due on November 28, 2015 at 12.41%*	34,688,992	-
Collateralized loan due on April 3, 2016 at 11%	40,807,321	38,453,246
Collateralized loan due on December 23, 2017 at 11%	81,312,306	61,221,818
Collateralized loan due on July 9, 2017 at 9%	65,370,159	54,484,415
Collateralized loan due on December 31, 2016 at 12.5%	1,650,597	69,129,605
Collateralized loan due on June 30, 2017 at 12.5%	-	3,079,956
Collateralized loan due on March 31, 2017 at 11%	-	38,499,446
Collateralized loan due on November 20, 2016 at 12.5%	-	46,199,335
Collateralized loan due on June 30, 2017 at 11.8%	-	17,709,745
Collateralized loan due on July 15, 2017 at 11.8%	-	14,583,590
Collateralized loan due on June 25, 2017 at 12%*******	-	69,299,002
Collateralized loan due on September 17, 2017 at 9%	-	10,779,844

Non-controlling shareholder's loan due on June 25, 2016 at 11.5%**	81,312,306	-
Non-controlling shareholder's loan due on June 30, 2016 at 11.24%***	111,946,394	28,489,590
Non-controlling shareholder's loan due on March 13, 2017 at 10.98%****	-	81,002,834
Non-controlling shareholder's loan due on May 13, 2017 at 11%*****	-	35,881,483
Fortress Credit Co. LLC loan due on June 9, 2017 at 7.25% plus LIBOR******	25,668,594	96,306,200
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% ********	-	10,000,000
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% ********	-	5,000,000
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% ********	-	5,000,000
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% ********	-	5,000,000
Kent EB-5 LLC loan due on August 20, 2020 at 5.95%********	-	5,000,000
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% ********	-	10,000,000
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% ********	-	10,000,000
Others	750,988	-

Total principal of other long-term debt	877,393,444	1,258,602,780
Accrued interest	723,382	-

Total	878,116,826	1,258,602,780
Less: current portion of other long-term debt	(301,912,335)	(348,594,822)

Total other long-term debt	576,204,491	910,007,958

*
Pursuant to the agreements with Cinda Asset Management Corporation, this other long-term debt is secured by the Group's 100% equity interest of Henan Xinyuan. Per the agreements, from February 28, 2014 to November 28, 2015, Shandong Xinyuan and Henan Wanzhuo, respectively, are required to make quarterly payments to repay the outstanding principal amount and related interest expense. This other long-term debt was paid in full in November 2015.

**
Pursuant to the agreements with CITIC Trust Co., Ltd. entered into on May 27, 2014, which is the non-controlling shareholder of Shanghai Junxin, this other long-term debt is secured by the Group's 51% equity interest in Shanghai Junxin and the Group's land use rights. This other long-term debt was paid in full in January 2015.

***
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on June 24, 2014, which is the non-controlling shareholder of Jinan Wanzhuo, this other long-term debt is secured by the Group's 95% equity interest in Jinan Wanzhuo and the Group's land use rights with net book value of US$111,663,215 (December 31, 2014: US$139,355,006).

****
Pursuant to the agreements with Shenzhen Ping'an Dahua Huitong Wealth Management Co., Ltd. entered into on March 10, 2015, which is the non-controlling shareholder of Zhengzhou Shengdao, this other long-term debt is secured by the Group's 80% equity interest in Zhengzhou Shengdao and the Group's land use rights with net book value of US$136,098,821 (December 31, 2014: nil)

*****
Pursuant to the agreements with Wanxiang Trustee Co., Ltd. entered into on May 9, 2015, which is the non-controlling shareholder of Henan Quansheng, this other debt is secured by the Group's 90% equity interest in Henan Quansheng and the Group's land use rights with net book value of US$41,295,897 (December 31, 2014: nil) and Group's real estate properties under development with net book value of US$7,345,027 (December 31, 2014: nil). In addition, Wanxiang Trustee Co., Ltd. has the right to request early repayment at any time and the trust loan has been reclassified to current liabilities as of December 31, 2015.

******
Pursuant to the agreements with Fortress Credit Co. LLC entered into on June 9, 2014, this other long-term debt amounting to US$165 million in total with US$96.3 million utilized, is denominated in US$ and is secured by the deposit of US$29,918,940 (December 31, 2014: US$29,973,017). This deposit is classified as restricted cash on the consolidated balance sheets as of December 31, 2015.

*******	Pursuant to the agreements with Ping An Trust Co., Ltd., this other long-term debt is secured by the Group's 100% equity interest of Shandong Renju.

********
Pursuant to the agreements with Kent EB-5 LLC entered into on September 23, 2014, this other long-term debt amounting to US$50 million in total, is denominated in US$ with mature dates vary from January 23, 2020 to November 23, 2020.

Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount
US$
2016	182,271,775
2017	482,848,334
2018	190,519,754
2019	200,000,000
2020 and thereafter	202,962,917
Less: current portion of other long term debt	348,594,822
Total: Other long-term debt	910,007,958